Recent Accounting Pronouncements	9 Months Ended
Sep. 30, 2017
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Pronouncements

NOTE 11. Recent Accounting Pronouncements

Recently Adopted:

In August 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-15, “Presentation of Financial Statements Going Concern (Subtopic 205-40) -Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern.” This ASU requires management to assess an entity’s ability to continue as a going concern by incorporating and expanding upon certain principles that are currently in U.S. auditing standards. Specifically, the ASU (1) provides a definition of the term substantial doubt, (2) requires an evaluation every reporting period, including interim periods, (3) provides principles for considering the mitigating effect of management’s plans, (4) requires certain disclosures when substantial doubt is alleviated as a result of consideration of management’s plans, (5) requires an express statement and other disclosures when substantial doubt is not alleviated, and (6) requires an assessment for a period of one year after the date that the financial statements are issued (or available to be issued). This standard was effective for the fiscal years ending after December 15, 2016, and for annual periods and interim periods thereafter. As discussed in Note 2 above, the Company adopted this guidance effective January 1, 2017, which adoption did not have an impact on the Company’s consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-05, “Derivatives and Hedging (Topic 815),” which clarifies that a change in the counterparty to a derivative instrument that has been designed as a hedging instrument under Topic 815 does not, in and of itself, require dedesignation of that hedging relationship provided that all other hedge accounting criteria continue to be met. ASU 2016-05 was effective for annual and interim reporting periods within those years beginning after December 15, 2016, with application either on a prospective basis or through a modified retrospective basis. The Company adopted this guidance effective January 1, 2017, which adoption did not have an impact on the Company’s consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-09, “Compensation – Stock Compensation (Topic 718),” which simplifies several aspects of the accounting for share-based payments, including immediate recognition of all excess tax benefits and deficiencies in the income statement, changing the threshold to qualify for equity classification up to the employees’ maximum statutory tax rates, allowing an entity-wide accounting policy election to either estimate the number of awards that are expected to vest or account for forfeitures as they occur, and clarifying the classification on the statement of cash flows for the excess tax benefit and employee taxes paid when an employer withholds shares for tax-withholding purposes. ASU 2016-09 was effective for annual and interim reporting periods within those years beginning after December 15, 2016. This update should be applied through the following methods: 1) a modified retrospective transition approach as related to the timing of when tax benefits are recognized, minimum statutory withholding requirements, forfeitures, and intrinsic value, 2) retrospectively as related to the presentation of employee taxes paid on the statement of cash flows when an employer withholds hares to meet the minimum statutory withholding requirement, 3) prospectively as related to the recognition of excess tax benefits and tax deficiencies in the income statement and the practical expedient for estimating expected term and 4) either prospective transition method or a retrospective transition method as related to the presentation of excess tax benefits on the statement of cash flows. The Company adopted this guidance effective January 1, 2017, which adoption did not have an impact on the Company’s consolidated financial statements.

Issued (Not adopted yet):

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers (Topic 606),” which supersedes the revenue recognition requirements in “Revenue Recognition (Topic 605),” and requires entities to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Additionally, this guidance requires that entities disclose the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. In March 2016, the FASB issued ASU 2016-08, “Revenue from Contracts with Customers – Principal versus Agent Considerations (Reporting revenue gross versus net),” which clarifies gross versus net revenue reporting when another party is involved in the transaction. In April 2016, the FASB issued ASU 2016-10, “Revenue from Contracts with Customers – Identifying Performance Obligations and Licensing,” which amends the revenue guidance on identifying performance obligations and accounting for licenses of intellectual property. In May 2016, the FASB issued ASU 2016-12, “Revenue from Contracts with Customers – Narrow-Scope Improvements and Practical Expedients,” which provides narrow-scope improvements to the guidance on collectability, non-cash consideration, and completed contracts at transition. In December 2016, the FASB issued ASU 2016-20, “Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers,” which amended the guidance on performance obligation disclosures and makes technical corrections and improvements to the new revenue standard. The standard is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period, and permits early adoption on a limited basis. The update permits the use of either the retrospective or cumulative effect transition method. The Company is currently evaluating this new guidance to determine the impact it will have on its consolidated financial statements as well as the expected adoption method.

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842),” which revises the accounting related to lessee accounting. Under the new guidance, lessees will be required to recognize a lease liability and a right-of-use (“ROU”) asset for all leases. For finance leases the lessee would recognize interest expense and amortization of the ROU asset and for operating leases the lessee would recognize a straight-line total lease expense. The new lease guidance also simplified the accounting for sale and leaseback transactions primarily because lessees must recognize lease assets and lease liabilities. ASU 2016-02 is effective for annual and interim reporting periods within those years beginning after December 15, 2018 and early adoption is permitted. This update should be applied through a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The Company is currently evaluating the new guidance to determine the impact it will have on its consolidated financial statements.

In May 2017, the FASB issued ASU No. 2017-09, “Compensation – Stock Compensation (Topic 718), Scope of Modification Accounting.” ASU 2017-09 clarifies when changes to the terms or conditions of a share-based payment award must be accounted for as modifications. Under the new guidance, modification accounting is required only if the fair value, the vesting conditions or the classification of the award changes as a result of the change in terms or conditions. The guidance is effective prospectively for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years, and early adoption is permitted. The Company does not expect the adoption of this new guidance to have a material impact on the Company’s consolidated financial statements.

Other accounting standards updates effective after September 30, 2017 are not expected to have a material effect on our consolidated financial statements.